BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2022
Basic And Diluted Loss Per Share
SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Group by the weighted average number of ordinary shares in issue during the year.

	Year ended March 31,
	2022	2021

(Loss) attributable to equity holders of the company ($)	(6,268,197)	(3,353,507)
Weighted average number of ordinary shares in issue	979,212,888	672,767,629
Basic and dilutive loss per share (cents per share)	(0.01)	(0.01)

Year ended March 31,
2020

(Loss) attributable to equity holders of the company ($)	(1,544,059)
Weighted average number of ordinary shares in issue	595,474,039
Basic and dilutive loss per share (cents per share)	(0.00)